MORTGAGE PAYABLE	12 Months Ended
Jun. 30, 2021
MORTGAGE PAYABLE
18. MORTGAGE PAYABLE
18.	MORTGAGE PAYABLE

Oregon Mortgage

On June 16, 2019, the Company obtained financing through a mortgage (the “Mortgage”) in the amount of $696,117 (US $531,915) against a property that has title to 6 acres of real estate in Clackamas County, Oregon (the “Property”). The Mortgage was due in six months from the date of the agreement at an initial draw of $654,350 (US $500,000), implying interest at a rate of 12.77% per annum. The Mortgage after the date of default bears interest at 12% per annum, payable monthly, until the repayment of the outstanding amount. The Mortgage was secured by a first charge on the Property.

On June 12, 2020, the Company entered into a new mortgage (the “New Mortgage’), in the amount of $815,760 (US $600,000), and paid off the existing Mortgage and accrued interest of $724,894 (USD$531,914). The New Mortgage bears interest at 12%, is secured by a first charge on the Property and matures on December 15, 2020. The transaction cost of $52,045 was deducted from the initial carrying value of the mortgage payable and was recognized into profit and loss over the term of the mortgage payable.

The mortgage payable outstanding as at June 30, 2021 was $755,789 (June 30, 2020 – $766,531). Total interest expense in relation to the mortgage payable for the year ended June 30, 2021 amounted to $146,672 (June 30, 2020 – $88,667). On August 4, 2021, the Oregon Mortgage was fully paid off upon the closing of selling Oregon Property (Note 9).

Washington Mortgage

On February 26, 2021, the Company completed the Washington Acquisition (Note 15) and assumed a mortgage payable in the amount of $829,305 (US $653,768). The Mortgage was entered into on September 28, 2020 by the vendors of the Washington Acquisition with an initial amount of $874,921 (US $654,000) and matures on October 1, 2021 (the “Washington Mortgage”). The Washington Mortgage bears interest at 12.5%, payable monthly, and secured by a first charge on the property acquired as part of the Washington Acquisition.

As at June 30, 2021, the amount outstanding under the Washington Mortgage amounted to $810,277. Total interest expense in relation to the Washington Mortgage amounted to $43,675 during the year ended June 30, 2021.